Long-Term Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
As of September 30, 2015 and December 31, 2014, our long-term debt consisted of the following (in thousands):

	Interest	September 30,	December 31,
	Rate	2015	2014
Long-term debt
2021 Senior Notes	5.625%	$2,000,000	$2,000,000
2022 Senior Notes	6.250%	1,000,000	1,000,000
2023 Senior Notes	5.625%	1,500,000	1,500,000
2024 Senior Notes	5.750%	2,000,000	2,000,000
2025 Senior Notes	5.625%	2,000,000	—
2015 Credit Facilities (1)	(2)	250,000	—
Working Capital Facility (3)	(4)	—	—
Total long-term debt		8,750,000	6,500,000
Long-term debt premium
2021 Senior Notes		9,090	10,177
2023 Senior Notes		6,570	7,089
Total long-term debt, net		$8,765,660	$6,517,266

(1)	Matures on the earlier of December 31, 2020 or the second anniversary of the completion date of Trains 1 through 5 of the Liquefaction Project.

(2)
Variable interest rate, at our election, is LIBOR or the base rate plus the applicable margin. The applicable margins for LIBOR loans range from 1.30% to 1.75%, depending on the applicable 2015 Credit Facility, and the applicable margin for base rate loans is 1.75%. Interest on LIBOR loans is due and payable at the end of each LIBOR period, and interest on base rate loans is due and payable at the end of each quarter.

(3)
Matures on December 31, 2020, with various terms for underlying loans as further described below under Working Capital Facility. As of September 30, 2015 and December 31, 2014, no loans were outstanding under the Working Capital Facility or the LC Agreement it replaced.

(4)	Variable interest rates, based on LIBOR or the base rate, as further described below under Working Capital Facility.

As of December 31, 2014 and 2013, our long-term debt consisted of the following (in thousands):

	December 31,
	2014	2013
Long-term debt
2021 Senior Notes	$2,000,000	$2,000,000
2022 Senior Notes	1,000,000	1,000,000
2023 Senior Notes	1,500,000	1,000,000
2024 Senior Notes	2,000,000	—
2013 Liquefaction Credit Facilities	—	100,000
Total long-term, debt	6,500,000	4,100,000
Long-term debt premium
2021 Senior Notes	10,177	11,562
2023 Senior Notes	7,089	—
Total long-term debt, net	$6,517,266	$4,111,562

Schedule of Maturities of Long-term Debt
Below is a schedule of future principal payments that we are obligated to make on our outstanding debt at December 31, 2014 (in thousands):

	Payments Due for the Years Ended December 31,
	Total	2015	2016 to 2017	2018 to 2019	Thereafter
Debt:
2021 Senior Notes	$2,000,000	$—	$—	$—	$2,000,000
2022 Senior Notes	1,000,000	—	—	—	1,000,000
2023 Senior Notes	1,500,000	—	—	—	1,500,000
2024 Senior Notes	2,000,000	—	—	—	2,000,000
Total Debt	$6,500,000	$—	$—	$—	$6,500,000

Schedule of Carrying Values and Estimated Fair Values of Debt Instruments
The following table (in thousands) shows the carrying amount and estimated fair value of our long-term debt:

	September 30, 2015		December 31, 2014
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
2021 Senior Notes, net of premium (1)	$2,009,090	$1,853,386	$2,010,177	$1,985,050
2022 Senior Notes (1)	1,000,000	930,000	1,000,000	1,020,000
2023 Senior Notes, net of premium (1)	1,506,570	1,344,614	1,507,089	1,476,947
2024 Senior Notes (1)	2,000,000	1,765,000	2,000,000	1,970,000
2025 Senior Notes (1)	2,000,000	1,755,000	—	—
2015 Credit Facilities (2)	250,000	250,000	—	—
Working Capital Facility (2)	—	—	—	—

(1)
The Level 2 estimated fair value was based on quotations obtained from broker-dealers who make markets in these and similar instruments based on the closing trading prices on September 30, 2015 and December 31, 2014, as applicable.

(2)
The Level 3 estimated fair value approximates the principal amount because the interest rates are variable and reflective of market rates and the debt may be repaid, in full or in part, at any time without penalty.

The following table (in thousands) shows the carrying amount and estimated fair value of our long-term debt:

	December 31, 2014		December 31, 2013
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
2021 Senior Notes, net of premium (1)	$2,010,177	$1,985,050	$2,011,562	$1,961,273
2022 Senior Notes (1)	1,000,000	1,020,000	1,000,000	982,500
2023 Senior Notes, net of premium (1)	1,507,089	1,476,947	1,000,000	935,000
2024 Senior Notes (1)	2,000,000	1,970,000	—	—
2013 Liquefaction Credit Facilities (2)	—	—	100,000	100,000

(1)
The Level 2 estimated fair value was based on quotations obtained from broker-dealers who make markets in these and similar instruments based on the closing trading prices on December 31, 2014 and 2013, as applicable.

(2)
The Level 3 estimated fair value approximates the carrying amount because the interest rates are variable and reflective of market rates and we have the ability to call this debt at any time without penalty.